Warrant Derivative Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANT DERIVATIVE LIABILITIES

NOTE 8: WARRANT DERIVATIVE LIABILITIES

As described in Note 3, the Company issued common stock and warrants in several private placements in March 2017, May 2017, March 2018 and August 2018. The March and May 2017 and March and August 2018 warrants (collectively the "Derivative Warrant Instruments") are classified as liabilities. The Derivative Warrant Instruments have been accounted for utilizing ASC 815 "Derivatives and Hedging". The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the March and May 2017 warrants which caused the warrants to be classified as a liability. These embedded features included the implicit right for the holders to request that the Company settle the warrants in registered shares. Since maintaining an effective registration of shares is potentially outside the control of the Company, these warrants were classified as liabilities as opposed to equity. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On October 28, 2019, the Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange.

The Company identified embedded features in the March and August 2018 warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request that the Company cash settle the warrant instruments from the holder by paying to the holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On July 12, 2019, the March and August 2018 warrants were exchanged for 4,277 shares of Company common stock, and all of those warrants were extinguished. The fair value of the shares issued was $3,293, and the fair value of the warrants was $2,455 resulting in a loss of $839 that was recognized on the exchange.

As described further in Note 12 below, on August 22, 2019 the Company issued warrants that can be exercised in exchange for 3,922 shares of Company common stock to investors that invested in shares of Company preferred stock. The fair value of those warrants was estimated to be $1,576 at inception and $2,812 as of December 31, 2019. And on November 11, 2019 the Company issued warrants that can be exercised to purchase a number of shares of common stock of the Company equal to the number of shares of common stock issuable upon conversion of the Series C Preferred Stock purchased by the investors. The fair value of those warrants was estimated to be $1,107 at inception and $947 as of December 31, 2019. The accounting treatment for those warrants and the related issuance was consistent with that described in this note and in Note 3, except that $107 of interest expense was recorded related to the fair value of the warrants at inception that exceeded the proceeds received for the preferred stock on November 11, 2019.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2019. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used in December 31, 2019 and March 31, 2019 and at inception:

	Nine Months Ended	Year Ended
	December 31, 2019	March 31, 2019	Inception

Expected term	4.67- 4.92 years	3.00 - 4.42 years	5.00 years
Expected volatility	97%	96%	91% - 107%
Expected dividend yield	-	-	-
Risk-free interest rate	1.69%	2.23%	1.50% - 2.77%

The Company's derivative liabilities associated with the warrants are as follows:

	December 31, 2019	March 31, 2019	Inception
Fair value of 1,000 March 17, 2017 warrants	$-	$256	$4,609
Fair value of 1,850 May 22, 2017 warrants	-	505	7,772
Fair value of 2,565 March 16, 2018 warrants	-	1,040	3,023
Fair value of 2,969 August 14, 2018 warrants	-	1,303	2,892
Fair value of 3,922 August 22, 2019 warrants	2,812	-	1,576
Fair value of 1,379 November 11, 2019 warrants	947	-	1,107
	$3,759	$3,104

During the nine months ended December 31, 2019 and 2018 the Company recognized changes in the fair value of the derivative liabilities of $(2,392) and $2,623, respectively. As described in Note 12 below, the March and August 2018 warrants were exchanged for 4,277 shares of Company common stock and thus were no longer outstanding as of December 31, 2019. The March and May 2017 warrants were exchanged for 2,243 shares of Company common stock in October 2019.

Activity related to the warrant derivative liabilities for the nine months ended December 31, 2019 is as follows:

Beginning balance as of March 31, 2019	$3,104
Issuances of warrants – derivative liabilities	2,683
Warrants exchanged for common stock	(4,420)
Change in fair value of warrant derivative liabilities	2,392
Ending balance as of December 31, 2019	$3,759

As described further in Note 19 below, on January 26, 2020, the Company entered into letter agreements with accredited institutional investors holding the warrants issued with the Company's Series B Convertible Preferred Stock on August 21, 2019. Pursuant to the agreements, the investors agreed to a cash exercise of 3,921 of the warrants at a price of $0.51 in consideration for the receipt of replacement warrants to purchase 5,882 of the Company's common stock at $0.90.  The investors also agreed to eliminate language within the replacement warrants that would require the Company to carry a derivative liability on its balance sheet for the newly issued replacement warrants.

On January 27, 2020, the Company received approximately $2,000 in cash from the exercise of the warrants and issued the replacement warrants to the investors, which have an exercise price of $0.90 and may be exercised within five years of issuance.

NOTE 9: WARRANT DERIVATIVE LIABILITIES

As described in Note 3 and Note 13, the Company issued common stock and warrants in several private placements in March 2017, May 2017, March 2018 and August 2018. The March and May 2017 and March and August 2018 warrants (collectively the "Derivative Warrant Instruments") are classified as liabilities. The Derivative Warrant Instruments have been accounted for utilizing ASC 815 "Derivatives and Hedging". The Company has incurred a liability for the estimated fair value of Derivative Warrant Instruments. The estimated fair value of the Derivative Warrant Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in the March and May 2017 warrants which caused the warrants to be classified as a liability. These embedded features included the implicit right for the holders to request that the Company settle the warrants in registered shares. Since maintaining an effective registration of shares is potentially outside the control of the Company, these warrants were classified as liabilities as opposed to equity. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

The Company identified embedded features in the March and August 2018 warrants which caused the warrants to be classified as a liability. These embedded features included the right for the holders to request that the Company cash settle the warrant instruments from the Holder by paying to the Holder an amount of cash equal to the Black-Scholes value of the remaining unexercised portion of the Derivative Warrant Instruments on the date of the consummation of a fundamental transaction. The accounting treatment of derivative financial instruments requires that the Company treat the whole instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

On the date of inception, the fair value of the March 2017 warrants of $4,609 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.13% an expected term of 5.0 years, an expected volatility of 107% and a 0% dividend yield. At March 31, 2017, the fair value of the March 2017 warrants of $3,351 was determined using the Black-Scholes Model based on a risk-free interest rate of 1.93% an expected term of 4.9 years, an expected volatility of 105% and a 0% dividend yield. At March 31, 2018, the fair value of the March 2017 warrants of $537 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 4.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the March 2017 warrants $256 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 3.0 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the May 2017 warrants of $7,772 was determined using the Black-Scholes Model based on a risk-free interest rate of 1.80% an expected term of 5.0 years, an expected volatility of 101% and a 0% dividend yield. At March 31, 2018, the fair value of the May 2017 warrants of $1,001 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 4.17 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the May 2017 warrants of $505 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 3.17 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the March 2018 warrants of $3,023 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.65% an expected term of 5.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2018, the fair value of the March 2018 warrants of $2,156 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.56% an expected term of 5.0 years, an expected volatility of 91% and a 0% dividend yield. At March 31, 2019, the fair value of the March 2018 warrants of $1,040 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 4.00 years, an expected volatility of 96% and a 0% dividend yield.

On the date of inception, the fair value of the August 2018 warrants of $2,892 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.77% an expected term of 5.00 years, an expected volatility of 97% and a 0% dividend yield. At March 31, 2019, the fair value of the August 2018 warrants of $1,303 was determined using the Black-Scholes Model based on a risk-free interest rate of 2.23% an expected term of 4.42 years, an expected volatility of 96% and a 0% dividend yield.